Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares	12,805,291	12,020,087
Stated value	$ 46,554	$ 42,841
Telesat Public Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares	12,692,450	11,907,246
Stated value	$ 40,214	$ 36,501
Class C Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340